Note 5 - Related Party and Party-In-Interest Transactions (Details Textual) - EBP 06-1061602 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 7,842,490	$ 8,329,608
EBP, Trustee [Member]
EBP, Change in Net Asset Available for Benefit, Decrease for Fee Expense	762	539
EBP, Change in Net Asset Available for Benefit, Decrease for Advisory and Managed Service Expense	2,114	2,183
EBP, Employer, Common Stock [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,942,691	$ 3,068,926